Significant Accounting Policies (Details) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	1,435,067	182,667
Warrant [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	1,374,667	124,667
Stock Option [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	60,400	58,000